AMOUNTS RECEIVABLE - ENBpar - Reconcliation of changes (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
AMOUNTS RECEIVABLE - ENBpar
Opening balance	R$ 2,601,027
Final balance	389,438		R$ 2,601,027
Current	389,438
Amounts receivable, related party transactions	1,223,316
Non-Current Assets			R$ 2,601,027
Itaipu Binacional, Discontinued Operations
AMOUNTS RECEIVABLE - ENBpar
Consideration for the transfer	1,082,275	$ 208,262
Gain on transfer	896,658
Amounts Receivable From ENBpar
AMOUNTS RECEIVABLE - ENBpar
Additions	1,283,731
Updates	29,734
Receipts	(51,096)
Exchange rate variation	1,690
Final balance	1,264,059
Current	40,743
Amounts receivable, related party transactions	1,223,316
Amounts Receivable From ENBpar | Itaipu Binacional, Discontinued Operations
AMOUNTS RECEIVABLE - ENBpar
Consideration for the transfer	R$ 1,082,275